Ordinary shares, preference shares and other equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Called up share capital

Called up share capital, allotted and fully paid and other equity instruments
	Barclays Bank Group			Barclays Bank Group
	Ordinary share capital	Preference share capital	Total share capital	Other equity instruments
	£m	£m	£m	£m
As at 1 January 2021	2,342	6	2,348	8,621
AT1 securities issuance	—	—	—	1,072
As at 31 December 2021	2,342	6	2,348	9,693

As at 1 January 2020	2,342	6	2,348	8,323
AT1 securities issuance	—	—	—	1,134
Increase in borrowings from subsidiary	—	—	—	—
AT1 securities redemption	—	—	—	(836)
As at 31 December 2020	2,342	6	2,348	8,621

AT1 equity instruments

AT1 equity instruments
		2021	2020
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	1,000	1,000
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,136	1,136
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	500	500
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	623	623
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	299	299
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	495	495
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2025	1,134	1,134
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2028	1,072	—
		9,693	8,621